Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Related Parties [Abstract]
Schedule of Compensation to Directors and Executive Officers	Compensation to Directors and executive officers of the Group comprised the following: 2023 2022 2021 USD USD USD Short-term employee benefits 449,068 503,155 460,475
Schedule of Aggregate Value of Transactions and Outstanding Balances Related to Key Management Personnel	The aggregate value of transactions and outstanding balances related to key management personnel and entities over which they have control or significant influence were as follows.
	Transaction values for the years ended December 31,			Balance outstanding as at December 31,
	2023	2022	2021	2023	2022
	USD	USD	USD	USD	USD
(Repayment from)/loan to a shareholder, net	(458,403)	1,035,306	(870,102)	-	457,312
Interest paid by a shareholder on behalf of the Company*	(59,559)	-	-	(59,559)	-
Rental expenses to a related party and rental payable to a director**	31,311	25,769	31,258	(2,654)	(74,292)
*	The CEO paid the interest of convertible note on behalf of the Company on March 1, 2023 with an amount of $59,559.
**	Amount due to this related party represents the lease payable to the employee dormitory rented from a director.

Schedule of Other Related Party Transactions	Other related party transactions
	Transaction values for the years ended December 31,			Balance outstanding as at December 31,
	2023	2022	2021	2023	2022
	USD	USD	USD	USD	USD
Advance to a related party	-	25,167	744	-	27,253
Upkeeping and maintenance service provided by a related party and payable to a related party	(40,083)	(26,659)	-	(5,308)	(27,253)
Payment on behalf of the Company by a related party	-	-	(60,394)	-	(60,351)
Landscape crew outsourcing service provided to a related party and receivable from a related party	32,153	-	60,394	31,298	60,351
Outdoor landscape service provided by a related party and payable to a related party	(6,143)	-	-	-	-
YY App license grant service provided to a related party and receivable from a related party	111,823	-	-	-	-